Other Assets Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Recoverable taxes	$ 99	$ 80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
Other current assets	$ 304	$ 267